INVESCO MONEY MARKET FUNDS, INC.

             INVESTOR CLASS, CLASS A, CLASS B AND CLASS C SHARES OF
                           INVESCO CASH RESERVES FUND

                                       AND

              INVESTOR CLASS SHARES OF INVESCO TAX-FREE MONEY FUND

                         Supplement dated June 30, 2003
                     to Prospectus dated September 30, 2002

         This Supplement supercedes the Supplement dated June 12, 2003

Effective July 1, 2003, A I M Distributors, Inc. (the "distributor") will be the Funds' distributor and will be responsible for the sale of the Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. after that date. The distributor's address is: A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

INVESCO, A I M Capital Management, Inc., and the distributor are subsidiaries of AMVESCAP PLC.

                           INVESCO CASH RESERVES FUND

The Board of Directors of INVESCO Money Market Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Cash Reserves Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Money Market Fund ("Buying Fund"), a series of AIM Investment Securities Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller (the "Board"), including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Buying Fund's investment objective is as high a level of current income as is consistent with the preservation of capital and liquidity.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                           INVESCO TAX-FREE MONEY FUND

The Board of Directors of INVESCO Money Market Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Tax-Free Money Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Tax-Exempt Cash Fund ("Buying Fund"), a series of AIM Tax-Exempt Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Buying Fund's investment objective is the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     There is no charge to invest or exchange shares when you make transactions directly through INVESCO. With respect to Class A shares, if you purchase those shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% of the lower of the total original cost or current market value of the shares. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to Class B shares, if you purchase shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% of the lower of the total original cost or current market value of the shares. If you make an initial purchase in Class A or Class B shares of Cash Reserves Fund, you will not be subject to a CDSC. However, if you purchase shares in another INVESCO fund subject to a CDSC by exchanging Class A or Class B shares of Cash Reserves Fund, your CDSC period will begin at the point of the exchange. With respect to Class C shares, if you purchase your shares and redeem those shares prior to the twelve month CDSC period, you may be subject to a CDSC of 1% of the lower of the total original cost or current market value of the shares. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class (Cash Reserves Fund Only)" and the section of the Statement of Additional Information entitled "Distributor - Dealer Concessions (Class A, B, and C
     Only)."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class (Cash Reserves Fund Only)" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

      In addition, you should also consider the factors below:

                                   Class A         Class B       Class C

      Initial Sales
      Charge                        None           None          None

      CDSC(1)                       None(2)        None(3)       1% for shares
                                                                 held less than
                                                                 12 months

      12b-1 Fee                     0.35%          1.00%         1.00%

      Conversion                    No             Yes(4)        No

      Purchase
      Order
      Maximum                       None           $250,000      $1,000,000

     (1) Please see subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Dealer Concessions (Class A, B, and C Only)" for more information regarding CDSC charges and dealer concessions.

     (2) If you purchase Class A shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% at the time of redemption.

     (3) If you purchase Class B shares by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund and then redeem those shares prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% at the time of redemption.

     (4) Class B shares, along with the pro-rata portion of the shares' reinvested dividends and distributions automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Cash Reserves Fund)" is amended to (i) delete the first, second, and third paragraphs in their entirety and (ii) substitute the following in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A, B, AND C SHARES. Class A and Class B shares purchased by exchanging from another INVESCO fund previously subject to a CDSC, and Class C shares, may be subject to a CDSC upon redemption in the following percentages.

     Year since
     purchase made    Class A    Class B     Class C

     First             1%        5%          1%
     Second            1%(1)     4%          None
     Third             None      3%          None
     Fourth            None      3%          None
     Fifth             None      2%          None
     Sixth             None      1%          None
     Seventh and
     following         None      None(2)     None

     (1) The CDSC period includes the first six months of the second year.

     (2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     We will use the "first-in, first-out method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in you account. The CDSC will be assessed on the amount of the lower of the total original cost or current market value of the shares.

      You will not pay a CDSC:

          o if you redeem Class C shares you held for more than twelve months;
          o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a participant in a qualified retirement plan and redeem Class C shares in order to fund a distribution;
          o on increases in the net asset value of your shares;
          o to pay account fees;
          o for IRA distributions due to death or disability or periodic distribution based on life expectancy;

          o to return excess contributions (and earnings, if applicable) from retirement plan accounts;
          o for redemptions following the death of a shareholder or beneficial owner; or
          o if you are a qualified plan investing in Class A shares and elect to forego any dealer concession.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you make an initial purchase in Class A or Class B shares, you will not be subject to a CDSC upon redemption. However, with respect to Class A shares, if you redeem shares which were purchased by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund prior to the cumulative eighteen month CDSC period, you may be subject to a CDSC of 1% equal to the lower of the total original cost or current market value of the shares at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. In addition, with respect to Class B shares, if you redeem shares which were purchased by exchanging from another INVESCO fund previously subject to a CDSC into Cash Reserves Fund prior to the cumulative six year CDSC period, you may be subject to a CDSC of 1%-5% of the lower of the total original cost or current market value of the shares. With respect to Class C shares of Cash Reserves Fund, if you redeem shares prior to the twelve month CDSC period, you may be subject to a CDSC of 1% of the lower of the total original cost or current market value of the shares. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class (Cash Reserves Fund Only)" and the section of the Statement of Additional Information entitled "Distributor - Dealer Concessions (Class A, B, and C
     Only)."

The back cover page of the Prospectus is amended to (i) delete the first sentence of the last paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, to obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246.